Reconciliation of Financial Statements to Form 5500 - Summary Of a Reconciliation Of Net Assets Available For Benefits (Detail) - EBP 022 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 924,338,139	$ 875,636,357
Deemed distributions -reduction of loans	(83,511)	(80,797)
Net assets available for benefits per Form 5500	924,254,628	$ 875,555,560
Net increase in net assets available for benefits per the financial statements	48,701,782
Deemed distributions -reduction of loans	(2,714)
Net increase in assets available for benefits per Form 5500	$ 48,699,068